Stock-based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted		$ 8.98	$ 3.35	$ 3.92	$ 1.76	$ 2.16
Unrestricted stock awards granted	6,056
Options vested and expected to vest		6,669,575		6,663,152
Options vested and expected to vest, weighted average exercise price		$ 5.95		$ 5.08
Options vested and expected to vest, weighted average contractual life		6 years 9 months 18 days		7 years 1 month 6 days
Options outstanding, aggregate intrinsic value		$ 114,000,000		$ 60,700,000	$ 18,300,000
Options exercisable, aggregate intrinsic value		73,800,000		40,000,000	14,300,000
Aggregate intrinsic value of options exercised		4,000,000	86,000.0	503,000	373,000	571,000
Total fair value of options vested		1,900,000	563,000.0	1,415,000	1,035,000	347,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 11,300,000		$ 10,100,000
Unrecognized compensation expense expected to be recognized		3 years 2 months 19 days		3 years 5 months 23 days